Average Annual Total Returns - MML Series Investment Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MML Focused Equity Fund | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%	14.59%
MML Focused Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
MML Focused Equity Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		7.90%	8.75%	12.51%
MML Focused Equity Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.75%	8.48%	12.23%
MML Foreign Fund | MSCI EAFE Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
MML Foreign Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		32.60%	9.01%	6.72%
MML Foreign Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		32.36%	8.76%	6.46%
MML Income & Growth Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.33%	10.53%
MML Income & Growth Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
MML Income & Growth Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		13.34%	12.35%	10.73%
MML Income & Growth Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		13.11%	12.07%	10.45%
MML Small/Mid Cap Value Fund | Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.73%	10.02%	9.72%
MML Small/Mid Cap Value Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
MML Small/Mid Cap Value Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		2.40%	8.68%	8.70%
MML Small/Mid Cap Value Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		2.17%	8.41%	8.42%
MML Sustainable Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
MML Sustainable Equity Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		11.50%	11.93%	12.98%
MML Sustainable Equity Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		11.32%	11.66%	12.71%
MML VIP American Century Mid Cap Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.05%	9.83%	9.78%
MML VIP American Century Mid Cap Value Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
MML VIP American Century Mid Cap Value Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		8.97%	8.80%	9.14%
MML VIP American Century Mid Cap Value Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		8.62%	8.51%	8.86%
MML VIP American Century Small Company Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.59%	8.88%	9.27%
MML VIP American Century Small Company Value Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
MML VIP American Century Small Company Value Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		(3.39%)	5.15%	8.54%
MML VIP American Century Small Company Value Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		(3.60%)	4.90%	8.28%
MML VIP BlackRock® Equity Index Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
MML VIP BlackRock® Equity Index Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		17.36%	13.92%	14.33%
MML VIP BlackRock® Equity Index Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		17.57%	14.10%	14.50%
MML VIP BlackRock® Equity Index Fund | Class III
Prospectus [Line Items]
Average Annual Return, Percent		17.71%	14.26%	14.66%
MML VIP BlackRock® Equity Index Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		17.07%	13.63%	14.05%
MML VIP Fidelity Institutional AM Core Plus Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
MML VIP Fidelity Institutional AM Core Plus Bond Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		7.41%	(0.83%)	1.83%
MML VIP Fidelity Institutional AM Core Plus Bond Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.03%	(1.10%)	1.58%
MML VIP Invesco Global Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
MML VIP Invesco Global Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		23.00%	7.49%	9.95%
MML VIP Invesco Global Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		23.11%	7.51%	9.96%
MML VIP Invesco Global Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		22.69%	7.24%	9.68%
MML VIP Invesco Main Street Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
MML VIP Invesco Main Street Equity Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		16.15%	12.47%	14.45%
MML VIP Invesco Main Street Equity Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		15.90%	12.21%	14.17%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		10.59%	7.06%	6.11%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		10.32%	6.79%	5.84%
MML VIP Loomis Sayles Large Cap Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
MML VIP Loomis Sayles Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%	18.13%
MML VIP Loomis Sayles Large Cap Growth Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		15.09%	14.97%	16.34%
MML VIP Loomis Sayles Large Cap Growth Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		14.74%	14.67%	16.05%
MML VIP MFS International Equity Fund | MSCI EAFE Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
MML VIP MFS International Equity Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		25.54%	7.32%	7.23%
MML VIP MFS International Equity Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		25.20%	7.07%	6.97%
MML VIP T. Rowe Price Blue Chip Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%	18.13%
MML VIP T. Rowe Price Blue Chip Growth Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
MML VIP T. Rowe Price Blue Chip Growth Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		18.41%	11.08%	15.25%
MML VIP T. Rowe Price Blue Chip Growth Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		18.19%	10.81%	14.97%
MML VIP T. Rowe Price Equity Income Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.33%	10.53%
MML VIP T. Rowe Price Equity Income Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
MML VIP T. Rowe Price Equity Income Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		14.45%	11.14%	10.52%
MML VIP T. Rowe Price Equity Income Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		14.10%	10.83%	10.24%
MML VIP T. Rowe Price Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	6.65%	12.49%
MML VIP T. Rowe Price Mid Cap Growth Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
MML VIP T. Rowe Price Mid Cap Growth Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		4.35%	3.82%	9.94%
MML VIP T. Rowe Price Mid Cap Growth Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		4.10%	3.56%	9.66%
MML VIP Wellington Small Cap Growth Equity Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
MML VIP Wellington Small Cap Growth Equity Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	3.18%	9.57%
MML VIP Wellington Small Cap Growth Equity Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		7.34%	2.67%	10.59%
MML VIP Wellington Small Cap Growth Equity Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		7.07%	2.41%	10.32%
MML VIP Conservative Allocation Fund | Custom MML VIP Conservative Allocation Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.75%	4.55%	6.54%
MML VIP Conservative Allocation Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
MML VIP Conservative Allocation Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		10.29%	3.98%	5.59%
MML VIP Conservative Allocation Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		9.98%	3.73%	5.33%
MML VIP Balanced Allocation Fund | Custom MML VIP Balanced Allocation Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	14.11%	5.78%	7.64%
MML VIP Balanced Allocation Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
MML VIP Balanced Allocation Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
MML VIP Balanced Allocation Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		11.10%	4.76%	6.33%
MML VIP Balanced Allocation Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		10.80%	4.49%	6.06%
MML VIP Moderate Allocation Fund | Custom MML VIP Moderate Allocation Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	15.47%	7.01%	8.72%
MML VIP Moderate Allocation Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
MML VIP Moderate Allocation Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		11.83%	5.72%	7.08%
MML VIP Moderate Allocation Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		11.57%	5.46%	6.81%
MML VIP Growth Allocation Fund | Custom MML VIP Growth Allocation Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.51%	8.85%	10.31%
MML VIP Growth Allocation Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
MML VIP Growth Allocation Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		12.99%	7.08%	8.38%
MML VIP Growth Allocation Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		12.60%	6.78%	8.10%
MML VIP Aggressive Allocation Fund | Custom MML VIP Aggressive Allocation Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	19.55%	10.69%	11.85%
MML VIP Aggressive Allocation Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
MML VIP Aggressive Allocation Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		14.17%	8.36%	9.53%
MML VIP Aggressive Allocation Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		13.91%	8.11%	9.26%
MML VIP American Funds Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
MML VIP American Funds Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%	18.13%
MML VIP American Funds Growth Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		19.66%	12.89%	17.47%
MML VIP American Funds 65/35 Allocation Fund | Custom MML VIP 65/35 Allocation Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	15.64%	8.61%	9.87%
MML VIP American Funds 65/35 Allocation Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
MML VIP American Funds 65/35 Allocation Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		14.54%	7.37%	8.39%

[1]
(1)	The Custom MML VIP Conservative Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (60%), Russell 3000® Index (30%), and MSCI ACWI ex USA (10%).

[2]
(1)	The Custom MML VIP Balanced Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (50%), Russell 3000® Index (37.5%), and MSCI ACWI ex USA (12.5%).

[3]
(1)	The Custom MML VIP Moderate Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (40%), Russell 3000® Index (45%), and MSCI ACWI ex USA (15%).

[4]
(1)	The Custom MML VIP Growth Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (25%), Russell 3000® Index (56.25%), and MSCI ACWI ex USA (18.75%).

[5]
(1)	The Custom MML VIP Aggressive Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (10%), Russell 3000® Index (67.5%), and MSCI ACWI ex USA (22.5%).

[6]
(1)	The Custom MML VIP 65/35 Allocation Index is a hypothetical custom index which comprises the S&P 500 Index (55%), Bloomberg U.S. Aggregate Bond Index (35%), and MSCI ACWI ex USA (10%).